LONG-TERM DEBT (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended				0 Months Ended				0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Credit Facilities	Sep. 30, 2012 Credit Facilities	Sep. 30, 2013 Credit Facilities	Sep. 30, 2012 Credit Facilities	Dec. 31, 2012 Credit Facilities	Jun. 22, 2010 Credit Facilities	Sep. 30, 2013 Guaranteed senior unsecured notes	Sep. 30, 2012 Guaranteed senior unsecured notes	Sep. 30, 2013 Guaranteed senior unsecured notes	Sep. 30, 2012 Guaranteed senior unsecured notes	Sep. 30, 2013 2012 Notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Sep. 30, 2013 2010 Notes	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit										$ 900,000,000
Amount available under credit facilities after amendment										1,200,000,000
Amount drawn down on the credit facility					150,000,000		150,000,000		30,000,000
Availability under credit facility					1,039,900,000		1,039,900,000
Outstanding notes															200,000,000	200,000,000			600,000,000	600,000,000
Proceeds from private placement of guaranteed senior unsecured notes																	100,000,000	100,000,000			115,000,000	360,000,000	125,000,000
Interest rate (as a percent)																	4.87%	5.02%			6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes																11 years				9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)																4.95%				6.59%
Long-term debt interest costs	13,300,000	12,300,000	38,000,000	34,700,000
Interest expense capitalized to construction property, plant and mine development	700,000	300,000	3,000,000	800,000
Cash interest payments	7,344,000	2,344,000	35,891,000	30,324,000	700,000	600,000	900,000	3,300,000			4,900,000		29,600,000	19,800,000
Cash standby fees					$ 1,200,000	$ 1,100,000	$ 3,600,000	$ 3,100,000